UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.8%):
927,632	AZL AIM International Equity Fund	$8,970,199
2,170,230	AZL Alternative Investments Trust*	17,188,224
1,056,024	AZL BlackRock Capital Appreciation Fund*	8,891,724
1,184,080	AZL Columbia Mid Cap Value Fund	5,233,635
3,187,324	AZL Davis NY Venture Fund	22,661,873
798,802	AZL Franklin Small Cap Value Fund	6,917,626
2,568,036	AZL Jennison 20/20 Focus Fund	21,853,982
1,871,613	AZL NACM International Fund	8,047,937
524,832	AZL OCC Opportunity Fund*	3,568,855
1,847,128	AZL PIMCO Fundamental IndexPLUS Total Return Fund*	9,863,666
2,519,170	AZL S&P 500 Index Fund, Class 2	13,754,666
1,625,208	AZL Schroder Emerging Markets Equity Fund, Class 2	7,378,445
2,196,299	AZL Schroder International Small Cap Fund	9,927,274
674,277	AZL Strategic Investments Trust*	8,253,144
696,642	AZL Turner Quantitative Small Cap Growth Fund*	3,573,776
3,924,361	AZL Van Kampen Comstock Fund	21,073,819
1,448,028	AZL Van Kampen Global Real Estate Fund	6,298,923
1,080,116	AZL Van Kampen Mid Cap Growth Fund	7,258,377
991,715	PIMCO PVIT CommodityReal Return Portfolio	6,932,085
1,852,472	PIMCO PVIT Emerging Markets Bond Portfolio	19,506,533
2,769,908	PIMCO PVIT Global Bond Portfolio	32,241,725
3,435,833	PIMCO PVIT High Yield Portfolio	18,725,289
1,619,466	PIMCO PVIT Real Return Portfolio	19,385,002
6,440,744	PIMCO PVIT Total Return Portfolio	67,112,557
418,702	Premier VIT OpCap Mid Cap Portfolio	3,408,230

Total Affiliated Investment Companies
(Cost $438,838,578)		358,027,566

Unaffiliated Investment Company (0.6%):
2,150,612	Dreyfus Treasury Prime Cash Management, 0.09%(a)	2,150,612

Total Unaffiliated Investment Company
(Cost $2,150,612)		2,150,612

Total Investment Securities
(Cost $440,989,190)(b)—100.4%		360,178,178
Net other assets (liabilities) — (0.4)%		(1,445,784)

NET ASSETS — 100.0%		$358,732,394

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate presented represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $463,211,853. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,072,492
Unrealized depreciation	(106,106,167)

Net unrealized depreciation	$(103,033,675)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.2%):
1,564,713	AZL AIM International Equity Fund	$15,130,772
3,760,244	AZL Alternative Investments Trust*	29,781,133
3,629,137	AZL BlackRock Capital Appreciation Fund*	30,557,332
3,264,854	AZL Columbia Mid Cap Value Fund	14,430,656
8,369,851	AZL Davis NY Venture Fund	59,509,643
2,040,801	AZL Franklin Small Cap Value Fund	17,673,339
6,444,725	AZL Jennison 20/20 Focus Fund	54,844,609
5,264,012	AZL NACM International Fund	22,635,253
1,284,981	AZL OCC Opportunity Fund*	8,737,870
942,449	AZL Oppenheimer International Growth Fund	9,028,666
5,244,108	AZL PIMCO Fundamental IndexPLUS Total Return Fund*	28,003,537
7,047,180	AZL S&P 500 Index Fund, Class 2	38,477,602
4,359,155	AZL Schroder Emerging Markets Equity Fund, Class 2	19,790,564
4,638,676	AZL Schroder International Small Cap Fund	20,966,815
1,398,714	AZL Strategic Investments Trust*	17,120,257
1,795,526	AZL Turner Quantitative Small Cap Growth Fund*	9,211,050
10,098,438	AZL Van Kampen Comstock Fund	54,228,614
4,907,611	AZL Van Kampen Global Real Estate Fund	21,348,107
3,170,600	AZL Van Kampen Mid Cap Growth Fund	21,306,431
3,278,736	PIMCO PVIT CommodityReal Return Portfolio	22,918,361
924,371	PIMCO PVIT Emerging Markets Bond Portfolio	9,733,626
1,371,966	PIMCO PVIT Global Bond Portfolio	15,969,686
1,701,808	PIMCO PVIT High Yield Portfolio	9,274,853
819,200	PIMCO PVIT Real Return Portfolio	9,805,820
3,201,193	PIMCO PVIT Total Return Portfolio	33,356,433
1,138,235	Premier VIT OpCap Mid Cap Portfolio	9,265,236

Total Affiliated Investment Companies
(Cost $883,005,107)		603,106,265

Unaffiliated Investment Company (0.1%):
760,990	Dreyfus Treasury Prime Cash Management, 0.09%(a)	760,990

Total Unaffiliated Investment Company
(Cost $760,990)		760,990

Total Investment Securities
(Cost $883,766,097)(b)—100.3%		603,867,255
Net other assets (liabilities) — (0.3)%		(1,792,679)

NET ASSETS — 100.0%		$602,074,576

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $953,685,667. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,886,931
Unrealized depreciation	(355,705,343)

Net unrealized depreciation	$(349,818,412)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (98.6%):
1,861,814	AZL AIM International Equity Fund	$18,003,745
2,969,146	AZL Alternative Investments Trust*	23,515,634
2,496,097	AZL BlackRock Capital Appreciation Fund*	21,017,134
2,260,962	AZL Columbia Mid Cap Value Fund	9,993,453
5,709,831	AZL Davis NY Venture Fund	40,596,896
1,468,673	AZL Franklin Small Cap Value Fund	12,718,706
4,465,085	AZL Jennison 20/20 Focus Fund	37,997,874
3,865,904	AZL NACM International Fund	16,623,388
917,681	AZL OCC Opportunity Fund*	6,240,228
3,549,592	AZL PIMCO Fundamental IndexPLUS Total Return Fund*	18,954,820
5,125,118	AZL S&P 500 Index Fund, Class 2	27,983,145
2,685,596	AZL Schroder Emerging Markets Equity Fund, Class 2	12,192,604
3,599,126	AZL Schroder International Small Cap Fund	16,268,048
927,010	AZL Strategic Investments Trust*	11,346,599
1,290,865	AZL Turner Quantitative Small Cap Growth Fund*	6,622,135
6,715,868	AZL Van Kampen Comstock Fund	36,064,209
3,186,602	AZL Van Kampen Global Real Estate Fund	13,861,719
2,140,092	AZL Van Kampen Mid Cap Growth Fund	14,381,419
2,140,448	PIMCO PVIT CommodityReal Return Portfolio	14,961,728
1,809,620	PIMCO PVIT Emerging Markets Bond Portfolio	19,055,295
2,603,648	PIMCO PVIT Global Bond Portfolio	30,306,462
3,359,751	PIMCO PVIT High Yield Portfolio	18,310,643
1,598,115	PIMCO PVIT Real Return Portfolio	19,129,433
6,363,457	PIMCO PVIT Total Return Portfolio	66,307,220
785,497	Premier VIT OpCap Mid Cap Portfolio	6,393,947

Total Affiliated Investment Companies
(Cost $673,602,416)		518,846,484

Unaffiliated Investment Company (1.3%):
6,884,702	Dreyfus Treasury Prime Cash Management, 0.09%(a)	6,884,702

Total Unaffiliated Investment Company
(Cost $6,884,702)		6,884,702

Total Investment Securities
(Cost $680,487,118)(b)—99.9%		525,731,186
Net other assets (liabilities) — 0.1%		313,955

NET ASSETS — 100.0%		$526,045,141

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate presented represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $731,915,883. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,832,394
Unrealized depreciation	(211,017,091)

Net unrealized depreciation	$(206,184,697)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2009 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.
3. Investment Valuation Summary
The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
* Level 1—quoted prices in active markets for identical assets

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2009 (Unaudited)
* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
* Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs of methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuation inputs used as of March 31, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant	Total
	Investment	Investment	Investment
Fund Name	Securities	Securities	Securities
AZL Fusion Balanced Fund	$334,736,810	$25,441,368	$360,178,178
AZL Fusion Growth Fund	556,965,865	46,901,390	603,867,255
AZL Fusion Moderate Fund	490,868,953	34,862,233	525,731,186

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date       May 28, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date       May 28, 2009

By (Signature and Title)	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date       May 28, 2009